Item 1. Report to Shareholders

DECEMBER 31, 2004

CAPITAL OPPORTUNITY FUND

Annual Report

T. ROWE PRICE

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The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

                               REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

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T. Rowe Price Capital Opportunity Fund
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Fellow Shareholders

The U.S. stock market produced positive results in 2004, posting back-to-back yearly gains for the first time since 1998-99. Stocks traded in a narrow range for much of the year as strong corporate earnings growth was offset by a litany of economic, financial, and political uncertainties that left the market rudderless. However, the resolution of many of these concerns in the year's final quarter opened the door for a year-end rally that ultimately produced double-digit gains for the major stock indexes.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04                    6 Months     12 Months
--------------------------------------------------------------------------------

Capital Opportunity Fund                     7.12%        11.39%

S&P 500 Stock Index                          7.19         10.88

Lipper Large-Cap Core Funds Index            5.91          8.29


As the chart shows, your fund returned 7.12% and 11.39% for the 6- and 12-month periods ended December 31, 2004, respectively. The fund outpaced its Lipper peer group in both the 6- and 12-month periods; against the S&P 500, the fund was in line with the index for the six months but outperformed for the full year. The favorable results were driven by strong stock selection in economically sensitive sectors of the market, including materials, utilities, and energy.


MARKET ENVIRONMENT

The U.S. economy continued to grow at a solid pace in 2004. Employment growth, though erratic, began to show some improvement, particularly in the last few months of the year. Inflation, driven by record-high oil prices, increased from 1.8% in 2003 to 3.3% in 2004. In this environment, the Federal Reserve raised short-term interest rates five times in the last half of the year, increasing the federal funds target rate from 1.00% to 2.25%--its highest level since November 2001.

The robust economy provided a strong lift to corporate earnings, which grew by almost 20% in 2004. Nonetheless, the stock market was unable to generate any momentum through the first nine months of the year, held in check by uncertainty about interest rates, oil prices, job growth, and the November election. However, stocks came to life in the fourth quarter as easing oil prices, rejuvenated job growth, and a decisive presidential election boosted investor confidence.

The stock market's 2004 rise was broad based, extending across all market capitalizations. Small-cap stocks were the market leaders for the fifth straight year--the 18.33% return of the small-cap Russell 2000 Index surpassed the 10.88% return of the large-cap S&P 500. Value stocks, which often attract the most attention in uncertain times, outperformed growth-oriented shares during the year.

Sector Diversification
--------------------------------------------------------------------------------

                                       Percent of    Percent of
                                       Net Assets    Net Assets
Periods Ended                             6/30/04      12/31/04
--------------------------------------------------------------------------------

Financials                                  20.2%         20.7%

Information Technology                      17.8          16.4

Health Care                                 12.8          12.0

Consumer Discretionary                      10.6          11.9

Industrials and Business Services           10.9          11.3

Consumer Staples                            10.3           9.9

Energy                                       6.5           7.0

Materials                                    3.7           3.5

Telecommunication Services                   3.2           3.2

Utilities                                    2.6           3.0

Other and Reserves                           1.4           1.1
--------------------------------------------------------------------------------

Total                                      100.0%        100.0%

Historical weightings reflect current industry/sector classifications.

Every sector of the market gained ground. Energy stocks performed best, thanks to a large increase in the price of oil. Other economically sensitive sectors--including utilities and industrials--also posted strong returns, as did telecommunication services stocks. On the downside, the health care and information technology sectors lagged the rest of the market.

PORTFOLIO REVIEW

Utilities and materials were two of the best-performing sectors in the portfolio in 2004. Utilities stocks posted the best absolute returns, led by electric utility TXU, which gained 178% during the year. New management dramatically improved earnings through the sale of non-core assets and a successful cost-cutting program. Stock selection was most successful in the materials sector, which benefited from higher commodity prices and increasing global demand. Steel manufacturer Nucor, riding a sharp increase in steel prices, was (along with TXU) among the top five contributors to 12-month portfolio performance. (Please see our portfolio of investments for a complete listing of the portfolio's holdings and the amount each represents of the portfolio.)

Energy and industrial stocks, which together made up 18% of assets as of December 31, also contributed positively to results. The energy sector produced the portfolio's top contributor to performance--ExxonMobil, the portfolio's second-largest holding. Industrial conglomerates General Electric and Tyco International were also among the best performers; in particular, GE--one of the portfolio's largest overweights at year end--produced solid earnings growth as prospects for its two largest businesses, power and aerospace, began to improve.

Results in the three largest sectors of the portfolio were mixed. Consumer stocks comprised the fund's biggest sector weighting (22% of the portfolio) at the end of the year. Discount retailer Target, which sold some underperforming assets and produced better same-store sales growth than many of its competitors, was the top performance contributor among the portfolio's consumer stocks. Tobacco conglomerate Altria Group rebounded from legal setbacks to become one of the best contributors during the last six months. On the downside, media companies IAC/InterActiveCorp and Clear Channel Communications were among the portfolio's biggest performance detractors. IAC suffered a decline in its online travel business, while Clear Channel struggled with a slump in radio advertising. Beverage maker Coca-Cola and auto manufacturer General Motors were also among the worst contributors to overall results.

Portfolio Characteristics
--------------------------------------------------------------------------------

                                                     Capital             S&P 500
                                                 Opportunity               Stock
As of 12/31/04                                          Fund               Index
--------------------------------------------------------------------------------

Market Cap
(Investment-
Weighted Median)                               $58.5 billion       $55.7 billion

Earnings Growth
Rate Estimated
Next 5 Years*                                          11.8%               11.5%

P/E Ratio (Based
on Next 12 Months'
Estimated Earnings) *                                  17.9X               17.8X

*Source data: IBES. Forecasts are in no way indicative of future investment returns.

Stock selection proved mildly disappointing in the financial sector, which comprised 21% of assets at year-end. An overweight position in insurer St. Paul Travelers detracted from relative performance as the company took a restructuring charge related to the merger of St. Paul Companies and Travelers. Top 10 holding American International Group, another insurance firm, weighed on results during the last six months when the company became embroiled in a bid-rigging investigation in the insurance brokerage industry. We remain optimistic about both stocks' prospects for 2005. On the positive side, Bank of America and Legg Mason posted strong results, while U.S. Bancorp--a significant fund overweight--was a top contributor during the second half.

Information technology stocks, which represented 16% of assets as of December 31, trailed the overall market, but stock selection in this sector enhanced fund performance. Dell was the top technology contributor in the portfolio in 2004. The company is using its superior business model to gain market share in printers, servers, and storage. Internet stocks also fared well--revitalized search engine company Yahoo! was a top overall performer, while online auctioneer eBay and newly public search company Google were strong second-half contributors. Noteworthy detractors in the technology sector included chipmaker Intel and network equipment manufacturer Cisco Systems, both of which struggled with slowing demand.

Health care stocks, which comprised 12% of the portfolio at the end of 2004, posted the worst absolute returns in the portfolio. Pharmaceutical giant Pfizer was the biggest performance detractor during the year. Patent expirations threatened the company's earnings growth, and a study showed that one of Pfizer's pain relief drugs had potential cardiac-related side effects. Two other major drug companies, Merck and Eli Lilly, were also among the worst contributors to portfolio results. Top ten holding Johnson & Johnson and health care provider UnitedHealth Group produced favorable returns.

OUTLOOK

We are cautiously optimistic as we begin 2005. Economic conditions remain positive, with moderate economic growth and a reasonable inflation rate. In addition, corporate America is flush with cash, and balance sheets continue to improve. However, the market will face challenges in the form of slower corporate earnings growth, higher interest rates, widening trade and budget deficits, and the ongoing conflict in Iraq.

Regardless of the environment, our approach does not waver. We take a patient view, utilizing comprehensive research and analysis to find companies that we believe will provide the best results over the long term.

Respectfully submitted,

William J. Stromberg
President of the fund and chairman of its Investment Advisory Committee

January 17, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

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RISKS OF INVESTING

As with all stock mutual funds, the fund's share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Federal funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Russell 2000 Index: Tracks the stocks of 2,000 small U.S. companies.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

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T. Rowe Price Capital Opportunity Fund
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Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04

GE                                                                          4.0%

ExxonMobil                                                                  3.1

Microsoft                                                                   2.8

Citigroup                                                                   2.6

Wal-Mart                                                                    1.9
--------------------------------------------------------------------------------

Dell                                                                        1.7

Pfizer                                                                      1.7

Johnson & Johnson                                                           1.7

J.P. Morgan Chase                                                           1.6

American International Group                                                1.6
--------------------------------------------------------------------------------

Intel                                                                       1.6

Procter & Gamble                                                            1.5

Altria Group                                                                1.4

U.S. Bancorp                                                                1.4

Bank of America                                                             1.3
--------------------------------------------------------------------------------

Tyco International                                                          1.3

Cisco Systems                                                               1.2

Verizon Communications                                                      1.1

ChevronTexaco                                                               1.1

IBM                                                                         1.1
--------------------------------------------------------------------------------

Coca-Cola                                                                   1.0

Time Warner                                                                 1.0

UPS                                                                         1.0

PepsiCo                                                                     0.9

UnitedHealth Group                                                          0.9
--------------------------------------------------------------------------------

Total                                                                      40.5%

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T. Rowe Price Capital Opportunity Fund
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Portfolio Highlights
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 12/31/04

Best Contributors                     Worst Contributors
--------------------------------------------------------------------------------

GE                       6(cents)     Pfizer                          -7(cents)

ExxonMobil               6            Merck                           -4

Altria Group             3            Cisco Systems                   -4

Dell                     3            Intel                           -3

UnitedHealth Group       3            Coca-Cola                       -3

Johnson & Johnson        3            Microsoft                       -3

Sprint                   2            Eli Lilly                       -2

Nucor                    2            American International Group    -2

U.S. Bancorp             2            St. Paul Companies              -2

eBay                     2            IAC/InterActiveCorp             -1
--------------------------------------------------------------------------------
Total                   32(cents)     Total                          -31(cents)




12 Months Ended 12/31/04

Best Contributors                     Worst Contributors
--------------------------------------------------------------------------------

ExxonMobil               8(cents)     Pfizer                          -8(cents)

GE                       8            Intel                           -6

Nucor                    5            Cisco Systems                   -4

TXU                      5            Merck                           -4

Dell                     4            Coca-Cola                       -3

Johnson & Johnson        4            Eli Lilly                       -2

Tyco International       4            GM                              -2

UnitedHealth Group       4            Clear Channel Communications *  -2

Yahoo!                   4            St. Paul Companies              -1

Target                   3            IAC/InterActiveCorp             -1
--------------------------------------------------------------------------------
Total                   49(cents)     Total                          -33(cents)


* Position eliminated

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T. Rowe Price Capital Opportunity Fund
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Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
--------------------------------------------------------------------------------

Capital Opportunity Fund
--------------------------------------------------------------------------------

As of 12/31/04

Capital Opportunity Fund               $ 24,178

S&P 500 Stock Index                    $ 31,258

Lipper Large-Cap Core Funds Index      $ 26,569





                                Capital             S&P 500    Lipper Large-Cap
                       Opportunity Fund         Stock Index    Core Funds Index

12/94                   $        10,000     $        10,000     $        10,000

12/95                            14,651              13,758              13,176

12/96                            17,106              16,917              15,790

12/97                            19,820              22,561              20,404

12/98                            22,735              29,008              25,900

12/99                            25,349              35,112              30,911

12/00                            23,746              31,915              28,633

12/01                            21,346              28,122              24,959

12/02                            16,596              21,907              19,659

12/03                            21,705              28,190              24,535

12/04                            24,178              31,258              26,569


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Capital Opportunity Fund                    11.39%         -0.94%          9.23%

S&P 500 Stock Index                         10.88          -2.30          12.07

Lipper Large-Cap Core Funds Index            8.29          -2.98          10.26


Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

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T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Capital Opportunity Fund
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                                 Beginning           Ending        Expenses Paid
                             Account Value    Account Value       During Period*
                                    7/1/04         12/31/04   7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                              $1,000        $1,071.20                $5.88

Hypothetical (assumes 5%
return before expenses)              1,000         1,019.46                 5.74

*Expenses are equal to the fund's annualized expense ratio for the six-month period (1.13%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. Rowe Price Capital Opportunity Fund
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Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                                    Year
                                   Ended
                                12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
NET ASSET VALUE

Beginning of period              $ 12.03   $  9.23   $ 11.91   $ 13.26  $ 15.69

Investment activities

  Net investment income (loss)     0.09      0.03      0.03      0.01     (0.01)

  Net realized and
  unrealized gain (loss)           1.28      2.81     (2.68)    (1.35)    (0.94)

  Total from
  investment activities            1.37      2.84     (2.65)    (1.34)    (0.95)

Distributions

  Net investment income           (0.09)    (0.04)    (0.03)    (0.01)         -

  Net realized gain                    -         -         -         -    (1.48)

  Total distributions             (0.09)    (0.04)    (0.03)    (0.01)    (1.48)

NET ASSET VALUE

End of period                   $ 13.31   $ 12.03   $  9.23   $ 11.91   $ 13.26
                                ------------------------------------------------

Ratios/Supplemental Data

Total return^                     11.39%    30.78%  (22.25)%  (10.10)%   (6.32)%

Ratio of total expenses to
average net assets                 1.20%     1.41%     1.37%     1.25%     1.15%

Ratio of net investment
income (loss) to average
net assets                         0.76%     0.30%     0.27%     0.08%   (0.05)%

Portfolio turnover rate            44.3%     47.5%     48.2%     53.6%     64.7%

Net assets, end of period
(in thousands)                   $91,969   $75,835   $57,340   $76,786   $93,422


^Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Portfolio of Investments (1)                        Shares/$ Par           Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   98.9%


CONSUMER DISCRETIONARY   11.9%

Auto Components   0.3%

Lear                                                       1,600              98

TRW Automotive *                                           8,600             178

                                                                             276

Automobiles   0.3%

GM                                                         6,600             264

Harley-Davidson                                              900              55

                                                                             319

Hotels, Restaurants & Leisure   2.2%

Carnival                                                   6,200             357

Fairmont Hotels                                            1,400              48

International Game Technology                              7,600             261

Marriott, Class A                                          2,200             139

McDonald's                                                10,000             321

Panera Bread, Class A *                                    4,700             189

Rare Hospitality International *                           4,100             131

Royal Caribbean Cruises                                    2,900             158

Starbucks *                                                3,200             200

Station Casinos                                              900              49

WMS Industries *                                           3,200             107

Yum! Brands                                                2,300             109

                                                                           2,069

Household Durables   0.4%

Fortune Brands                                             1,175              91

Maytag                                                     1,300              28

Newell Rubbermaid                                          6,500             157

Whirlpool                                                  1,000              69

                                                                             345

Internet & Catalog Retail   0.7%

eBay *                                                     5,300             616

                                                                             616

Leisure Equipment & Products   0.3%

Brunswick                                                  3,500             173

Hasbro                                                     2,200              43

Mattel                                                     1,400              27

Media   3.8%

Comcast, Class A *                                        10,800             359

Disney                                                     2,000              56

Dow Jones                                                  1,400              60

Gannett                                                    2,750             225

Liberty Media, Class A *                                  20,500             225

McGraw-Hill                                                1,500             137

Meredith                                                     600              33

New York Times, Class A                                    2,200              90

News Corp., Class A *                                     23,700             442

Rogers Communications, Class B                             8,700             227

Scripps, Class A                                           1,200              58

Time Warner *                                             46,200             898

Viacom, Class B                                           16,300             593

Washington Post, Class B                                      87              86

                                                                           3,489

Multiline Retail   1.6%

Family Dollar Stores                                       7,470             233

Kohl's *                                                  11,400             561

Target                                                    14,040             729

                                                                           1,523

Specialty Retail   2.3%


Best Buy                                                   3,250             193

Home Depot                                                18,140             775

Hot Topic *                                               11,100             191

Lowes                                                      6,680             385

O'Reilly Automotive *                                      1,690              76

PETsMART                                                   1,270              45

Ross Stores                                                7,000             202

Staples                                                    3,600             122

TJX                                                        5,500             138

                                                                           2,127

Total Consumer Discretionary                                              11,007

CONSUMER STAPLES   9.9%


Beverages   2.3%

Anheuser-Busch                                             4,475             227

Coca-Cola                                                 21,840             909

Cott *                                                     5,700             141

PepsiCo                                                   15,665             818

                                                                           2,095

Food & Staples Retailing   2.7%

CVS                                                        4,000             180

Sysco                                                      5,700             218

Wal-Mart                                                  32,960           1,741

Walgreen                                                  10,400             399

                                                                           2,538

Food Products   0.9%

Campbell Soup                                              5,110             153

General Mills                                              6,055             301

Heinz                                                      1,365              53

Hershey Foods                                              2,230             124

Kellogg                                                    3,390             151

                                                                             782

Household Products   2.2%

Clorox                                                     2,735             161

Colgate-Palmolive                                          4,985             255

Kimberly-Clark                                             3,500             230

Procter & Gamble                                          25,390           1,399

                                                                           2,045

Personal Products   0.4%

Gillette                                                   8,150             365

                                                                             365

Tobacco   1.4%

Altria Group                                              21,710           1,326

                                                                           1,326

Total Consumer Staples                                                     9,151

ENERGY   7.0%


Energy Equipment & Services   1.3%

Baker Hughes                                               4,320             184

BJ Services                                                1,340              62

FMC Technologies *                                         2,590              84

Grant Prideco *                                            4,800              96

Nabors Industries *                                        1,300              67

Schlumberger                                               6,940             465

Transocean *                                               5,740             243

                                                                           1,201

Oil & Gas   5.7%

Anadarko Petroleum                                         2,154             140

ChevronTexaco                                             19,372           1,017

ConocoPhillips                                             6,470             562

Devon Energy                                               1,700              66

EOG Resources                                              1,170              84

ExxonMobil                                                55,228           2,831

Murphy Oil                                                 2,650             213

Occidental Petroleum                                       1,630              95

Total ADR                                                  1,930             212

Williams Companies                                         1,600              26

                                                                           5,246

Total Energy                                                               6,447


FINANCIALS   20.7%


Capital Markets   3.7%

AmeriTrade *                                              30,200             429

Charles Schwab                                            16,200             194

Franklin Resources                                         2,900             202

Goldman Sachs                                              4,100             427

Investors Financial Services                               4,400             220

Legg Mason                                                 1,350              99

Lehman Brothers                                            2,600             227

Merrill Lynch                                              9,000             538

Morgan Stanley                                             8,700             483

State Street                                              11,800             580

                                                                           3,399

Commercial Banks   4.9%

Bank of America                                           25,396           1,193

Comerica                                                  10,900             665

First Horizon National                                     1,600              69

SunTrust                                                   2,500             185

Synovus Financial                                          4,600             132

U.S. Bancorp                                              42,200           1,322

Wachovia                                                   9,400             494

Wells Fargo                                                8,100             503

                                                                           4,563

Consumer Finance   1.3%

American Express                                          10,500             592

MBNA                                                       6,200             175

Providian Financial *                                      2,300              38

SLM Corporation                                            7,000             373

                                                                           1,178

Diversified Financial Services   4.5%

CapitalSource *                                            7,000             180

Citigroup                                                 49,800           2,399

J.P. Morgan Chase                                         38,056           1,484

Moody's                                                    1,400             122

                                                                           4,185

Insurance   4.8%

Allstate                                                   1,400              72

American International Group                              22,600           1,484

Assurant                                                   2,700              83

Axis Capital Holdings                                      6,200             170

Genworth Financial, Class A                                5,700             154

Hartford Financial Services                                4,600             319

Marsh & McLennan                                          11,200             368

Progressive Corporation                                    2,500             212

Prudential                                                 5,800             319

SAFECO                                                     3,900             204

St. Paul Companies                                        21,259             788

XL Capital                                                 3,300             256

                                                                           4,429

Real Estate   0.4%

Equity Office Properties, REIT                             4,900             143

Equity Residential, REIT                                   3,500             126

Simon Property Group, REIT                                 1,500              97

                                                                             366

Thrifts & Mortgage Finance   1.1%

Countrywide Credit                                         2,800             104

Fannie Mae                                                 5,400             384

Freddie Mac                                                3,800             280

MGIC Investment                                            2,000             138

Radian                                                     2,800             149

                                                                           1,055

Total Financials                                                          19,175


HEALTH CARE   12.0%


Biotechnology   1.6%

Amgen *                                                   11,800             757

Biogen Idec *                                              3,770             251

Cephalon *                                                 1,100              56

Chiron *                                                   1,300              43

Genentech *                                                1,890             103

Gilead Sciences *                                          5,380             188

MedImmune *                                                2,060              56

                                                                           1,454

Health Care Equipment & Supplies   2.0%

Bausch & Lomb                                                400              26

Baxter International                                       5,100             176

Becton, Dickinson                                          2,000             114

Biomet                                                     2,300             100

Boston Scientific *                                        7,000             249

C R Bard                                                   1,200              77

Guidant                                                    2,300             166

Medtronic                                                 10,100             502

St. Jude Medical *                                         3,400             142

Stryker                                                    3,800             183

Zimmer Holdings *                                          1,900             152

                                                                           1,887

Health Care Providers & Services   2.3%

Advisory Board *                                           5,900             218

AmerisourceBergen                                          1,200              70

Cardinal Health                                            4,400             256

Caremark RX *                                              3,700             146

Community Health System *                                  4,600             128

HCA                                                        2,300              92

Laboratory Corporation of America *                        1,800              90

Medco *                                                    1,342              56

UnitedHealth Group                                         9,100             801

WellPoint *                                                2,100             241

                                                                           2,098

Pharmaceuticals   6.1%

Abbott Laboratories                                       11,100             518

Elan ADR *                                                 2,800              76

Eli Lilly                                                  9,900             562

Forest Laboratories *                                      3,000             134

Johnson & Johnson                                         24,400           1,547

Merck                                                     16,800             540

Pfizer                                                    58,600           1,576

Schering-Plough                                            7,500             157

Watson Pharmaceuticals *                                   1,700              56

Wyeth                                                     12,200             520

                                                                           5,686

Total Health Care                                                         11,125


INDUSTRIALS & BUSINESS SERVICES   11.3%


Aerospace & Defense   2.2%

Boeing                                                     6,100             316

General Dynamics                                           2,400             251

Goodrich                                                     900              29

Honeywell International                                   15,200             538

Lockheed Martin                                            3,500             195

Raytheon                                                   2,800             109

Rockwell Collins                                           5,100             201

United Technologies                                        3,400             351

                                                                           1,990

Air Freight & Logistics   1.0%

UPS, Class B                                              10,300             880

                                                                             880

Airlines   0.1%

Southwest Airlines                                         7,100             116

                                                                             116

Building Products   0.1%

American Standard *                                        1,800              74

                                                                              74

Commercial Services & Supplies   0.8%

Apollo Group, Class A *                                    1,500             121

Cendant                                                    7,900             185

Cintas                                                     1,400              61

Manpower                                                   1,400              68

Pitney Bowes                                               1,900              88

Republic Services                                          2,300              77

Robert Half International                                  2,240              66

Waste Management                                           3,100              93

                                                                             759

Industrial Conglomerates   5.4%

GE                                                       101,800           3,716

Roper Industries                                             900              55

Teleflex                                                   1,800              93

Tyco International                                        32,500           1,161

                                                                           5,025

Machinery   1.2%

Danaher                                                    3,700             213

Deere                                                      5,700             424

Illinois Tool Works                                          700              65

ITT Industries                                             1,400             118

PACCAR                                                     2,000             161

Pall                                                       3,800             110

                                                                           1,091

Road & Rail   0.5%

CSX                                                        7,300             292

Union Pacific                                              3,000             202

                                                                             494

Total Industrials & Business Services                                     10,429


INFORMATION TECHNOLOGY   16.4%


Communications Equipment   2.8%

Andrew *                                                     500               7

Avaya *                                                    1,100              19

Cisco Systems *                                           55,100           1,063

Comverse Technology *                                      2,900              71

Corning *                                                 15,400             181

Juniper Networks *                                         2,500              68

Lucent Technologies *                                     30,300             114

Motorola                                                  20,100             346

QUALCOMM                                                  13,900             589

Research In Motion *                                       1,100              91

                                                                           2,549

Computers & Peripherals   3.5%

Dell *                                                    37,900           1,597

Gateway *                                                  5,900              35

Hewlett-Packard                                           12,300             258

IBM                                                       10,100             996

Lexmark International *                                    1,700             145

QLogic *                                                   6,400             235

                                                                           3,266

Electronic Equipment & Instruments   0.6%

CDW                                                        3,200             212

Digital Theater Systems *                                  3,200              65

Flextronics *                                              7,000              97

Jabil Circuit *                                            5,800             148

                                                                             522

Internet Software & Services   1.1%

CNET Networks *                                            9,800             110

Google, Class A *                                            700             135

IAC/InterActiveCorp *                                      7,800             215

MatrixOne *                                               11,700              77

Monster Worldwide *                                        2,050              69

Yahoo! *                                                  10,700             403

                                                                           1,009

IT Services   0.9%

Accenture, Class A *                                       3,800             103

Automatic Data Processing                                  8,400             373

First Data                                                 6,900             293

Fiserv *                                                   1,500              60

                                                                             829

Semiconductor & Semiconductor Equipment   3.2%

Analog Devices                                             9,300             343

Applied Materials *                                       14,000             240

Intel                                                     62,700           1,467

KLA-Tencor *                                               2,990             139

Linear Technology                                          4,700             182

National Semiconductor                                    13,500             242

Novellus Systems *                                         2,700              75

Xilinx                                                     9,100             270

                                                                           2,958

Software   4.3%

Electronic Arts *                                          1,900             117

Intuit *                                                   4,800             211

Mercury Interactive *                                      1,200              55

Microsoft                                                 95,900           2,562

NetIQ *                                                    9,700             118

Oracle *                                                  50,700             696

Red Hat *                                                 11,100             148

Verity *                                                   7,600             100

                                                                           4,007

Total Information Technology                                              15,140


MATERIALS   3.5%


Chemicals   1.6%

Agrium                                                     1,000              17

Cabot                                                      2,400              93

Dow Chemical                                               9,690             480

DuPont                                                     8,600             422

Ferro                                                      2,100              49

Great Lakes Chemical                                         800              23

Lyondell Chemical                                          1,770              51

Minerals Technologies                                        600              40

Mosaic *                                                   5,100              83

Potash Corp./Saskatchewan                                  2,700             224

                                                                           1,482

Metals & Mining   1.3%

Alcoa                                                      7,200             226

BHP Billiton (AUD)                                        16,900             202

Newmont Mining                                             5,300             236

Nucor                                                      9,500             497

                                                                           1,161

Paper & Forest Products   0.6%

Bowater                                                    1,200              53

International Paper                                        6,000             252

MeadWestvaco                                               3,400             115

Potlatch                                                   1,800              91

Weyerhaeuser                                               1,300              87

                                                                             598

Total Materials                                                            3,241


TELECOMMUNICATION SERVICES   3.2%


Diversified Telecommunication Services   2.5%

SBC Communications                                        10,600             273

Sprint                                                    23,500             584

Telus (CAD)                                                3,100              93

Telus                                                     12,600             364

Verizon Communications                                    25,300           1,025

                                                                           2,339

Wireless Telecommunication Services   0.7%

Nextel Communications, Class A *                          10,800             324

Nextel Partners, Class A *                                11,100             217

Spectrasite *                                              1,400              81

Total Telecommunication Services                                           2,961


UTILITIES   3.0%

Electric Utilities   2.2%

American Electric Power                                    3,100             106

Black Hills                                                  900              28

Edison International                                       3,900             125

El Paso Electric *                                         4,300              81

Entergy                                                    2,300             155

Exelon                                                     5,800             256

FirstEnergy                                                7,100             281

PG&E *                                                     5,400             180

Pinnacle West Capital                                      2,800             124

PPL                                                        4,200             224

Southern Company                                           3,300             111

Teco Energy                                                5,100              78

TXU                                                        4,800             310

                                                                           2,059

Gas Utilities   0.2%

NiSource                                                   6,100             139

                                                                             139

Multi-Utilities & Unregulated Power   0.6%

CMS Energy *                                               3,700              39

Constellation Energy Group                                 1,900              83

Duke Energy                                               14,600             370

Dynegy, Class A *                                         10,400              48

Sempra Energy                                              1,100              40

                                                                             580

Total Utilities                                                            2,778


Total Common Stocks (Cost  $77,102)                                       91,454

SHORT-TERM INVESTMENTS   0.8%


Money Market Fund   0.7%

T. Rowe Price Government Reserve
Investment Fund, 1.85% #!                                644,945             645

                                                                             645

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills, 1.70%, 1/27/05++                    100,000             100

                                                                             100

Total Short-Term Investments (Cost  $745)                                    745


FUTURES CONTRACTS   0.0%


Variation margin receivable (payable) on
open futures contracts (2)                                                   (1)

Total Futures Contracts                                                      (1)

Total Investments in Securities

99.7% of Net Assets (Cost $77,847)                                       $92,198
                                                                         -------

 (1)    Denominated in U.S. dollars unless otherwise noted

   #    Seven-day yield

   *    Non-income producing

  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004.

   !    Affiliated company - See Note 4

 ADR    American Depository Receipts

 AUD    Australian dollar

 CAD    Canadian dollar

REIT    Real Estate Investment Trust

(2) Open Futures Contracts at December 31, 2004 were as follows:
--------------------------------------------------------------------------------
($ 000s)

                                                       Contract       Unrealized
                                         Expiration       Value      Gain (Loss)
                                         ----------    ---------     -----------

Long, 10 S&P 500 MINI Index contracts,
$55 par of 1.70% U.S. Treasury Bills
pledged as initial margin                      3/05     $  607            $  18

Net payments (receipts) of variation
margin to date                                                              (19)

Variation margin receivable (payable)
on open futures contracts                                                 $  (1)
                                                                          ------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $645)                               $          645

  Other companies (cost $77,202)                                         91,553

  Total investments in securities                                        92,198

Other assets                                                              1,402

Total assets                                                             93,600

Liabilities

Total liabilities                                                         1,131


NET ASSETS                                                       $       92,469
                                                                 --------------

Net Assets Consist of:
Undistributed net investment income (loss)                       $            4

Undistributed net realized gain (loss)                                  (14,815)

Net unrealized gain (loss)                                               14,370

Paid-in-capital applicable to 6,948,166 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          92,910

NET ASSETS                                                       $       92,469
                                                                 --------------

NET ASSET VALUE PER SHARE

Investor Class
($91,968,940/6,910,600 shares outstanding)                       $        13.31
                                                                 --------------

Advisor Class
($250,000/18,783 shares outstanding)                             $        13.31
                                                                 --------------

R Class
($250,000/18,783 shares outstanding)                             $        13.31
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                        12/31/04
Investment Income (Loss)

Income

  Dividend                                                       $        1,609

  Interest                                                                    1

  Total income                                                            1,610

Expenses

  Investment management                                                     492

  Shareholder servicing                                                     242

  Custody and accounting                                                    140

  Prospectus and shareholder reports                                         46

  Registration                                                               43

  Legal and audit                                                            13

  Directors                                                                   5

  Miscellaneous                                                               6

  Total expenses                                                            987

Net investment income (loss)                                                623

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              3,290

  Futures                                                                    74

  Net realized gain (loss)                                                3,364

Change in net unrealized gain (loss)

  Securities                                                              5,269

  Futures                                                                   (13)

  Change in net unrealized gain (loss)                                    5,256

Net realized and unrealized gain (loss)                                   8,620

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $        9,243
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/04        12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     623       $     197

  Net realized gain (loss)                                3,364          (1,982)

  Change in net unrealized gain (loss)                    5,256          19,537

  Increase (decrease) in net assets
  from operations                                         9,243          17,752

Distributions to shareholders
  Net investment income                                    (619)           (251)

Capital share transactions *

  Shares sold

    Investor Class                                       19,601          12,654

    Advisor Class                                           250               -

    R Class                                                 250               -

  Distributions reinvested

    Investor Class                                          568             244

  Shares redeemed

    Investor Class                                      (12,659)        (11,904)

  Increase (decrease) in net assets from
  capital share transactions                              8,010             994

Net Assets

Increase (decrease) during period                        16,634          18,495

Beginning of period                                      75,835          57,340

End of period                                         $  92,469       $  75,835
                                                      ---------       ---------

(Including undistributed net investment income of $4 at 12/31/04 and $0 at 12/31/03)

*Share information

    Shares sold

      Investor Class                                      1,588           1,227

      Advisor Class                                          19               -

      R Class                                                19               -

    Distributions reinvested

      Investor Class                                         43              21

    Shares redeemed

      Investor Class                                     (1,023)         (1,156)

    Increase (decrease) in shares outstanding               646              92

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
                                                               December 31, 2004
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks. The fund has three classes of shares: the Capital Opportunity Fund original share class, referred to in this report as the Investor Class, offered since November 30, 1994, Capital Opportunity Fund--Advisor Class (Advisor Class), offered since December 31, 2004, and Capital Opportunity Fund--R Class (R Class), offered since December 31, 2004. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets; no such fees were incurred by the Advisor or R Class during the period ended December 31, 2004. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $6,000 for the year ended December 31, 2004.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

During the year ended December 31, 2004, the fund received a one-time dividend on a security held in its portfolio (Microsoft Corp.). The dividend, which totaled $285,000, represents 18% of dividend income reflected in the accompanying financial statements and is not expected to recur.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $44,120,000 and $36,097,000, respectively, for the year ended December 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 totaled $619,000 and were characterized as ordinary income for tax purposes. At December 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                         $    17,518,000

Unrealized depreciation                                              (3,167,000)

Net unrealized appreciation (depreciation)                           14,351,000

Undistributed ordinary income                                             4,000

Capital loss carryforwards                                          (14,796,000)

Paid-in capital                                                      92,910,000

Net assets                                                      $    92,469,000
                                                                ---------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2004, the fund utilized $3,301,000 of capital loss carryforwards. As of December 31, 2004, the fund had $5,072,000 of capital loss carryforwards that expire in 2009, $6,883,000 that expire in 2010, and $2,841,000 that expire in 2011.

At December 31, 2004, the cost of investments for federal income tax purposes was $77,866,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and the fund's pro-rata share of a group fee. The individual fund fee is equal to 0.20% of the fund's average daily net assets; previously, through August 1, 2004, the rate had been 0.35%. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $39,000.

The Investor Class is also subject to a contractual expense limitation. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. The Investor Class's expense limitation was 1.35% through April 30, 2004 and lowered to 1.15% effective May 1, 2004 through April 30, 2006. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. Pursuant to this agreement, at December 31, 2004, there were no amounts subject to repayment.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31, 2004, expenses incurred pursuant to these service agreements were $84,000 for Price Associates, $155,000 for T. Rowe Price Services, Inc., and $20,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $32,000 of these expenses was payable.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $12,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $645,000 and $635,000, respectively.

As of December 31, 2004, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 406,835 shares of the Investor Class, 18,783 shares of the Advisor class, and 18,783 shares of the R Class, aggregating 6% of the fund's net assets.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Capital Opportunity Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Capital Opportunity Fund, Inc. (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 12/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $623,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $623,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director, Eli
                              Lilly and Company and Georgia Pacific
                              (5/04 to present)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates, Inc.
(1934)                        consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers


*Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

John H. Laporte, CFA          Vice President, T. Rowe Price and T. Rowe Price
(1945)                        Group, Inc.
1994
[15]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman of
[112]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Capital Opportunity
                              Fund

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

Jeffrey W. Arricale, CPA (1971)              Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc.; formerly
                                             student, the Wharton School,
                                             University of Pennsylvania
                                             (to 2001); Manager, Assurance, KPMG
                                             LLP (to 1999)

Stephen V. Booth, CPA (1961)                 Vice President, T. Rowe Price,
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc., and
                                             T. Rowe Price Trust Company

Joseph A. Carrier (1960)                     Vice President, T. Rowe Price,
Treasurer, Capital Opportunity Fund          T. Rowe Price Group, Inc., T. Rowe
                                             Price Investment Services, Inc.,
                                             and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)               Vice President, T. Rowe Price,
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc., T. Rowe
                                             Price International, Inc., and
                                             T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

John R. Gilner (1961)                        Chief Compliance Officer and Vice
Chief Compliance Officer,                    President, T. Rowe Price; Vice
Capital Opportunity Fund                     President, T. Rowe Price Investment
                                             Services, Inc., and T. Rowe Price
                                             Group, Inc.

David R. Giroux, CFA (1975)                  Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)                 Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund     T. Rowe Price Trust Company

Jill L. Hauser (1958)                        Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc.

Michael W. Holton (1968)                     Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund
T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)                      Director and Vice President,
Vice President, Capital Opportunity Fund     T. Rowe  Price Investment Services,
                                             Inc., T. Rowe Price Services, Inc.,
                                             and T. Rowe Price Trust Company;
                                             Vice President, T. Rowe Price,
                                             T. Rowe Price Group, Inc., T. Rowe
                                             Price International, Inc., and
                                             T. Rowe Price Retirement Plan
                                             Services, Inc.

Patricia B. Lippert (1953)                   Assistant Vice President, T. Rowe
Secretary, Capital Opportunity Fund          Price and T. Rowe Price Investment
                                             Services, Inc.

Philip A. Nestico (1976)                     Vice President, T. Rowe Price
Vice President, Capital Opportunity Fund

Jeffrey Rottinghaus, CPA (1970)              Vice President, T. Rowe Price and
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc.; formerly
                                             student, the Wharton School,
                                             University of Pennsylvania
                                             (to 2001); Information Technology
                                             Consultant, Kelly-Lewey &
                                             Associates (to 1999)

William J. Stromberg, CFA (1960)             Vice President, T. Rowe Price,
President, Capital Opportunity Fund          T. Rowe Price Group, Inc., and
                                             T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Julie L. Waples (1970)
Vice President, Capital Opportunity Fund     Vice President, T. Rowe Price

Richard T. Whitney, CFA (1958)               Vice President, T. Rowe Price,
Vice President, Capital Opportunity Fund     T. Rowe Price Group, Inc.,  T. Rowe
                                             Price International, Inc., and
                                             T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $6,897                $7,582
     Audit-Related Fees                         968                   452
     Tax Fees                                 1,871                 1,969
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005